Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios II LLC
Entity Central Index Key	0001401097
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Fidelity Investment Grade Bond Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Central Fund
Class Name	Fidelity® Investment Grade Bond Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond Central Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending September 30, 2024, helped by notable gains during the summer months as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve, which finally began with a 50 basis point cut on September 18. The full 12-month period was marked by high volatility.
•Against this backdrop, relative to the benchmark Bloomberg U.S. Aggregate Bond Index, the fund benefited from favorable duration positioning. Specifically, the portfolio was more interest-rate sensitive than the index in a period of often-falling rates.
•The fund also benefited from an overweight in credit risk, which added value as credit spreads approached historically tight levels.
•Other notable relative contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•Outsized exposure to investment-grade corporate bonds, especially those of bank issuers, also was beneficial, although our positioning among industrial and utility bonds detracted.
•Notable changes in positioning include reduced exposure to investment-grade corporate bonds, an increased allocation to U.S. Treasury debt, and purchases of mortgage bonds during periods of wider credit spreads.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Fidelity® Investment Grade Bond Central Fund $10,000 $10,190 $10,935 $11,101 $11,049 $12,236 $13,245 $13,401 $11,506 $11,671 $13,114 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Investment Grade Bond Central Fund 12.37% 1.40% 2.75% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 41,003,302,425
Holdings Count | shares	4,835
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	206.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$41,003,302,425
Number of Holdings	4,835
Total Advisory Fee	$0
Portfolio Turnover	206%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 60.7 AAA 9.8 AA 0.8 A 8.0 BBB 19.2 BB 2.1 B 0.8 Not Rated 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (5.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.0 Corporate Bonds 27.7 U.S. Government Agency - Mortgage Securities 17.7 Asset-Backed Securities 8.8 CMOs and Other Mortgage Related Securities 7.6 Foreign Government and Government Agency Obligations 0.2 Other Investments 0.1 Municipal Securities 0.1 Purchased Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (5.2)% United States 90.5 Grand Cayman (UK Overseas Ter) 4.1 Mexico 0.8 United Kingdom 0.8 Ireland 0.6 Belgium 0.6 Bailiwick Of Jersey 0.6 Germany 0.5 Switzerland 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 31.6 US Treasury Bonds 11.4 Fannie Mae Mortgage pass-thru certificates 5.7 Ginnie Mae II Pool 4.8 Freddie Mac Gold Pool 4.2 Uniform Mortgage Backed Securities 2.3 JPMorgan Chase & Co 1.5 Freddie Mac Multifamily Structured pass-thru certificates 1.4 Morgan Stanley 1.3 Bank of America Corp 1.0 65.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.

Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Inflation-Protected Bond Index Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Inflation-Protected Bond Index Central Fund
Class Name	Fidelity® Inflation-Protected Bond Index Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Inflation-Protected Bond Index Central Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Inflation-Protected Bond Index Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending September 30, 2024, helped by notable gains during the summer months as the bond market priced in anticipated interest rate reductions by the U.S. Federal Reserve - which finally began with a 50 basis point cut on September 18. The full 12-month period was marked by high volatility.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions. Notable exposures within the portfolio include duration, key rate durations, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Fidelity® Inflation-Protected Bond Index Central Fund $10,000 $9,914 $10,402 $10,374 $10,414 $11,022 $11,854 $12,535 $11,598 $11,847 $12,915 Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 1-10 Year Index $10,000 $9,918 $10,397 $10,383 $10,416 $11,015 $11,869 $12,551 $11,617 $11,862 $12,931 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Inflation-Protected Bond Index Central Fund 9.01% 3.22% 2.59% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 1-10 Year Index 9.01% 3.26% 2.60% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 442,456,808
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$442,456,808
Number of Holdings	35
Total Advisory Fee	$0
Portfolio Turnover	63%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 58.2 1 - 1.99% 24.9 2 - 2.99% 11.7 3 - 3.99% 4.8 U.S. Treasury Obligations 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 88.3 US Treasury Bonds 11.3 99.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.

Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec